Item 1. Schedule of Investments

T. Rowe Price Tax-Free Income Fund
Unaudited	November 30, 2005
PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)

ALABAMA 0.6%
Baldwin County Eastern Shore Hosp. Auth.
5.75%, 4/1/27 (Prerefunded 4/1/08†)	880	935
6.75%, 4/1/21 (Prerefunded 4/1/06†)	1,450	1,494
Camden Ind. Dev. Board, IDRB, Weyerhaeuser
6.125%, 12/1/24	2,500	2,757
Courtland IDB, PCR, Int'l. Paper, 5.00%, 6/1/25	2,000	1,990
Phoenix PCR, IDB, MeadWestvaco, 6.10%, 5/15/30	3,750	3,970
Total Alabama (Cost $10,580)		11,146

ALASKA 0.5%
Alaska HFC
Single Family
5.30%, 12/1/17	230	233
5.85%, 12/1/14 (MBIA Insured)	1,705	1,739
5.875%, 12/1/24 (MBIA Insured)	5,510	5,621
Valdez Marine, BP Pipelines, VRDN (Currently 3.00%)	700	700
Total Alaska (Cost $7,946)		8,293

ARIZONA 0.8%
Arizona School Fac. Board, 5.50%, 7/1/18 (Prerefunded 7/1/11†)	5,000	5,466
Scottsdale IDA, Scottsdale Healthcare, 5.80%, 12/1/31	2,000	2,124
Univ. Medical Center, 5.00%, 7/1/35	6,000	5,914
Total Arizona (Cost $13,056)		13,504

ARKANSAS 0.4%
Little Rock Health Fac. Board, Baptist Health, 6.85%, 11/1/08	2,495	2,693
North Little Rock, 6.50%, 7/1/15 (MBIA Insured)	4,000	4,672
Total Arkansas (Cost $6,480)		7,365

CALIFORNIA 11.0%
Anaheim PFA, California Electric, 5.00%, 10/1/34 (MBIA Insured)	3,340	3,415
California, 5.65%, 6/1/30 (Prerefunded 6/1/10†)	520	566
California, GO
VRDN (Currently 3.10%) (Tender 1/25/06)	5,000	5,000
5.00%, 2/1/33	3,750	3,815
5.125%, 6/1/31	10,540	10,760
5.25%, 4/1/29	5,000	5,240
5.25%, 4/1/34	5,500	5,734
5.50%, 11/1/33	8,000	8,598
5.65%, 6/1/30	1,980	2,119
California Dept. of Water Resources
Power Supply
5.375%, 5/1/21	2,000	2,204
5.75%, 5/1/17	3,000	3,369
California Public Works Board
Dept. of Corrections, 5.25%, 6/1/28	14,810	15,428
Mental Health, 5.50%, 6/1/23	3,000	3,215
State Dept. Health Services, 5.00%, 11/1/23	12,055	12,464
California Statewide CDA
Community Hosp. of Monterey Peninsula
5.25%, 6/1/23 (FSA Insured)	2,000	2,114
Sutter Health, 5.625%, 8/15/42	3,850	4,029
Capistrano Unified School Dist. No. 90-2, 5.875%, 9/1/23	1,415	1,499
Folsom, Community Fac. Dist. #10, 5.875%, 9/1/28	3,000	3,114
Foothill / Eastern Transportation Corridor Agency
Zero Coupon, 1/1/15 (Escrowed to Maturity)	5,000	3,415
Zero Coupon, 1/1/17 (Escrowed to Maturity)	18,000	11,123
Golden State Tobacco Securitization, Tobacco Settlement
Zero Coupon, 6/1/24 (AMBAC Insured)	5,985	2,412
Golden State Tobacco Securitization Corp.
Tobacco Settlement
5.50%, 6/1/33 (Prerefunded 6/1/13†)	7,500	8,301
5.625%, 6/1/38 (Prerefunded 6/1/13†)	8,500	9,477
Los Angeles Dept. of Water & Power, 5.00%, 7/1/23
(MBIA Insured)	5,000	5,252
Los Angeles Harbor, 7.60%, 10/1/18 (Escrowed to Maturity)	3,165	3,900
Orange County, COP, 5.875%, 7/1/19
(Prerefunded 7/1/06†) (MBIA Insured)	6,000	6,214
Palm Springs Fin. Auth., Convention Center, 5.50%, 11/1/29
(MBIA Insured)	3,100	3,400
San Diego Unified School Dist., 5.50%, 7/1/25 (MBIA Insured)	4,745	5,452
San Francisco Public Utility Commission, 5.00%, 11/1/27
(FSA Insured)	8,000	8,231
San Jose Airport, 5.00%, 3/1/28 (MBIA Insured)	3,500	3,600
Southern California Public Power Auth., 6.75%, 7/1/11	4,050	4,615
Union Elementary School Dist., GO
Zero Coupon, 9/1/12 (FGIC Insured)	2,945	2,250
Zero Coupon, 9/1/13 (FGIC Insured)	3,520	2,561
Univ. of California Regents
5.00%, 5/15/24 (FSA Insured)	5,000	5,224
5.125%, 5/15/15 (AMBAC Insured)	1,900	2,040
5.125%, 5/15/17 (AMBAC Insured)	10,000	10,706
West Hollywood CDA, East Side Redev. Project, 5.625%, 9/1/28	2,015	2,077
Total California (Cost $179,709)		192,933

COLORADO 0.4%
Colorado HFA
Adventist Health/Sunbelt, 6.50%, 11/15/31
(Prerefunded 11/15/11†)	2,500	2,877
Covenant Retirement Communities, 6.125%, 12/1/33	2,000	2,121
Evangelical Luthern, 5.25%, 6/1/23	1,200	1,247
Total Colorado (Cost $5,616)		6,245

CONNECTICUT 0.9%
Connecticut Special Tax Obligation, 7.125%, 6/1/10	7,350	8,330
Mohegan Tribe Indians
6.00%, 1/1/16	2,250	2,413
6.25%, 1/1/31	4,750	5,081
Total Connecticut (Cost $14,565)		15,824

DELAWARE 0.1%
Delaware River & Bay Auth., 5.00%, 1/1/27 (MBIA Insured)	1,000	1,042
Total Delaware (Cost $1,045)		1,042

DISTRICT OF COLUMBIA 2.5%
District of Columbia
5.25%, 6/1/27 (Prerefunded 6/1/08†) (MBIA Insured)	1,330	1,402
6.00%, 6/1/14 (Escrowed to Maturity) (MBIA Insured)	2,305	2,657
Tobacco Settlement, 5.25%, 5/15/09	5,000	5,129
District of Columbia, GO
5.125%, 6/1/17 (AMBAC Insured)	12,720	13,529
5.25%, 6/1/27 (MBIA Insured)	8,645	9,014
6.00%, 6/1/14 (MBIA Insured)	4,400	5,044
6.00%, 6/1/15 (MBIA Insured)	1,550	1,785
6.00%, 6/1/17 (MBIA Insured)	4,250	4,938
Total District of Columbia (Cost $40,306)		43,498

FLORIDA 2.7%
Coral Gables HFA, Baptist Health South, 5.25%, 8/15/24
(FSA Insured)	5,000	5,346
Dade County, Zero Coupon, 2/1/09 (MBIA Insured)	12,185	10,593
Highlands County HFA
Adventist Health
5.00%, 11/15/30	5,500	5,543
5.00%, 11/15/31	2,000	2,012
Adventist Health System / Sunbelt
5.875%, 11/15/29	7,000	7,512
6.00%, 11/15/31	2,750	2,943
Orange County HFA
Nemours Foundation, 5.00%, 1/1/35	6,345	6,527
Westminster Community Care, 6.75%, 4/1/34	2,500	2,572
Port St. Lucie Utility
Zero Coupon, 9/1/16 (Prerefunded 9/1/06†) (FGIC Insured)	5,000	2,742
Zero Coupon, 9/1/26 (Prerefunded 9/1/06†) (FGIC Insured)	5,000	1,439
Total Florida (Cost $45,687)		47,229

GEORGIA 5.3%
Atlanta Airport, 5.25%, 1/1/33 (FSA Insured)	5,000	5,264
Burke County Dev. Auth. PCR, Georgia Power, 4.75%, 5/1/34
(FGIC Insured)	12,300	12,262
Chatham County Hosp. Auth.
Memorial Univ. Medical Center
5.75%, 1/1/29	3,500	3,730
6.125%, 1/1/24	4,000	4,357
Coweta County Residential Care Fac. for the Elderly
Wesley Woods of Newnan-Peachtree City
8.20%, 10/1/16 (Prerefunded 10/01/06†)	1,350	1,426
8.25%, 10/1/26	1,800	1,902
Forsyth County School Dist., GO, 5.75%, 2/1/18
(Prerefunded 2/1/10†)	2,800	3,092
Fulton-DeKalb Hosp. Auth.
Grady Memorial Hosp.
6.80%, 1/1/07 (Escrowed to Maturity) (AMBAC Insured)	5,530	5,738
6.80%, 1/1/08 (Escrowed to Maturity) (AMBAC Insured)	5,905	6,313
6.85%, 1/1/09 (Escrowed to Maturity) (AMBAC Insured)	6,310	6,940
6.85%, 1/1/10 (Escrowed to Maturity) (AMBAC Insured)	6,745	7,598
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.50%, 11/1/24 (Prerefunded 11/1/10†)	6,225	6,828
Gwinnett County School Dist., GO, 6.40%, 2/1/11	1,905	2,163
Municipal Electric Auth. of Georgia
5.50%, 1/1/20	2,915	3,191
5.50%, 1/1/20 (Prerefunded 1/1/13†)	85	96
5.70%, 1/1/19 (FGIC Insured)	5,100	5,790
6.40%, 1/1/07 (AMBAC Insured)	5,840	6,028
6.40%, 1/1/07 (Escrowed to Maturity) (AMBAC Insured)	815	842
6.40%, 1/1/07 (Escrowed to Maturity) (AMBAC Insured)	845	874
7.25%, 1/1/24 (AMBAC Insured)	6,500	8,794
Total Georgia (Cost $85,788)		93,228

HAWAII 0.5%
Hawaii Airports System, 5.75%, 7/1/21 (FGIC Insured)	4,000	4,353
Hawaii Dept. of Budget & Fin., B&F Kapiolani Health
6.25%, 7/1/21 (Prerefunded 7/1/06†)	4,000	4,144
Total Hawaii (Cost $7,828)		8,497

IDAHO 0.2%
Nez Perce County PCR, IDRB, Potlatch Corp., 7.00%, 12/1/14	2,600	2,952
Total Idaho (Cost $2,600)		2,952

ILLINOIS 4.7%
Chicago, 6.75%, 1/1/35 (Prerefunded 7/1/10†) (FGIC Insured)	5,000	5,718
Chicago, GO
5.50%, 1/1/14 (FSA Insured)	5,000	5,536
5.50%, 1/1/18 (AMBAC Insured)	3,880	4,346
Chicago O'Hare Int'l. Airport, United Airlines, 6.30%, 5/1/16 *	3,555	524
Illinois, GO, 4.50%, 3/30/06	10,000	10,042
Illinois
Sales Tax
5.50%, 6/15/16	2,000	2,164
6.125%, 6/15/16	2,000	2,205
Illinois EFA, Northwestern Univ., 5.25%, 11/1/32 (Tender 11/1/14)	4,000	4,318
Illinois Fin. Auth., Northwestern Memorial Hosp., 5.50%, 8/15/43	12,750	13,388
Illinois HFA, Glen Oaks Medical Center, 7.00%, 11/15/19
(Escrowed to Maturity)	3,300	3,451
Illinois Unemployment Insurance Fund, 5.00%, 12/15/06
(FSA Insured)	10,000	10,173
Metropolitan Pier & Expo Auth., McCormick, Zero Coupon, 6/15/18
(FGIC Insured)	14,160	8,005
Regional Transportation Auth.
6.70%, 11/1/21 (FGIC Insured)	5,000	6,193
7.75%, 6/1/19 (FGIC Insured)	5,350	7,016
Total Illinois (Cost $79,994)		83,079

INDIANA 0.8%
Goshen, Greencroft Obligated Group, 5.75%, 8/15/19	3,000	3,006
Indiana HFFA, Clarian Health Partners, 5.50%, 2/15/16
(Prerefunded 2/15/07†)	6,705	7,006
Indiana Transportation Fin. Auth., Highway
5.375%, 12/1/25	640	693
5.375%, 12/1/25 (Prerefunded 12/1/10†)	3,360	3,570
Total Indiana (Cost $13,303)		14,275

IOWA 0.8%
Iowa, TRAN, 4.50%, 6/30/06	5,000	5,036
Iowa Fin. Auth.
Single Family Mortgage, 5.70%, 1/1/27	2,390	2,393
Trinity Health, Muni Auction Rate (Currently 3.10%)	2,175	2,175
Scott County, Ridgecrest Village, 7.25%, 11/15/26	4,000	4,259
Total Iowa (Cost $13,396)		13,863

KANSAS 1.3%
Burlington PCR, Kansas Gas & Electric, 5.30%, 6/1/31
(MBIA Insured)	21,525	22,755
Total Kansas (Cost $21,971)		22,755

LOUISIANA 0.8%
Calcasieu Parish, IDRB, PCR, Entergy, 5.45%, 7/1/10	1,750	1,754
Louisiana Public Fac. Auth., Baton Rouge General Medical Center
5.25%, 7/1/33 (MBIA Insured)	10,000	10,335
Sabine River Auth., PCR, Intl. Paper, 6.20%, 2/1/25	2,500	2,655
Total Louisiana (Cost $14,670)		14,744

MARYLAND 2.3%
Baltimore City, GO, Consolidated Public Improvement
Muni Auction Rate (Currently 2.99%) (FSA Insured)	5,225	5,225
Maryland CDA, Residential, 3.12%, 11/24/06	7,000	6,986
Maryland HHEFA
Johns Hopkins Hosp., Zero Coupon, 7/1/19	7,675	3,949
Mercy Ridge Retirement Community, 6.00%, 4/1/35	2,535	2,665
Univ. of Maryland Medical System, 7.00%, 7/1/22
(FGIC Insured)	1,500	1,933
Maryland Ind. Dev. Fin. Auth., Trinity Health Corp.
Muni Auction Rate (Currently 3.15%)	10,200	10,200
Prince George's County Hosp., Dimensions Health, 5.30%, 7/1/24	5,685	4,693
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.75%, 4/1/17
(Prerefunded 4/1/06†)	5,000	5,093
Total Maryland (Cost $39,341)		40,744

MASSACHUSETTS 5.1%
Massachusetts, GO
5.00%, 9/1/21	3,380	3,561
5.00%, 9/1/24	17,980	18,812
Massachusetts
5.25%, 8/1/16 (Prerefunded 8/1/13†)	10,000	10,875
5.75%, 1/1/32 (Prerefunded 1/1/14†) (FGIC Insured)	6,000	6,755
Massachusetts Bay Transportation Auth., GO
7.00%, 3/1/14	3,150	3,754
7.00%, 3/1/21	6,200	7,695
Massachusetts Bay Transportation Auth., 5.25%, 7/1/30
(Prerefunded 7/1/14†)	2,000	2,200
Massachusetts HEFA
Harvard Univ.
6.00%, 7/1/35 (Prerefunded 7/1/10†)	3,500	3,899
6.25%, 4/1/20	5,000	6,108
Partners Healthcare, 5.75%, 7/1/32	4,400	4,771
Massachusetts Port Auth., 5.75%, 7/1/29 (Prerefunded 1/1/10†)	5,000	5,470
Massachusetts Water Pollution Abatement Trust
5.25%, 8/1/20	59	58
5.25%, 8/1/20 (Prerefunded 8/1/10†)	3,695	4,001
5.75%, 8/1/29 (Prerefunded 8/1/09†)	990	1,073
Water Resources Auth.
5.75%, 8/1/29	4,010	4,317
6.00%, 8/1/19	5,000	5,946
Total Massachusetts (Cost $81,938)		89,295

MICHIGAN 2.9%
Cornell Township Economic Dev., MeadWestvaco
5.875%, 5/1/18 (Prerefunded 5/01/12†)	2,000	2,245
Dickinson County, PCR, Int'l. Paper, 4.80%, 11/1/18	2,000	1,972
Michigan, GO, TAN, 4.50%, 9/29/06	10,000	10,099
Michigan Building Auth.
5.50%, 10/15/19	5,000	5,427
TECP, 2.90%, 12/14/05	10,000	9,999
Michigan Hosp. Fin. Auth.
Ascension Health, 5.25%, 11/15/26	3,570	3,697
Trinity Health
5.00%, 8/15/25	10,000	10,294
6.00%, 12/1/20	1,500	1,635
Michigan Strategic Fund
Ford Motor, 7.10%, 2/1/06	1,180	1,179
Detroit Edison, IDRB, 5.45%, 9/1/29	5,000	5,175
Total Michigan (Cost $50,708)		51,722

MINNESOTA 0.6%
Minneapolis & St. Paul Metropolitan Airport Commission
5.25%, 1/1/32 (FGIC Insured)	10,000	10,421
Total Minnesota (Cost $9,750)		10,421

MISSISSIPPI 0.7%
Harrison County, E.I. DuPont de Nemours VRDN (Currently 3.01%)	4,900	4,900
Mississippi Business Fin. PCR, Entergy Corp., 5.90%, 5/1/22	7,000	7,123
Total Mississippi (Cost $11,836)		12,023

MISSOURI 0.1%
Good Shepherd Nursing Home Dist., 5.90%, 8/15/23	2,000	2,013
Total Missouri (Cost $2,000)		2,013

NEBRASKA 0.7%
American Public Energy Agency, VRDN (Currently 3.05%)	9,500	9,500
Omaha Public Power Dist., 6.20%, 2/1/17 (Escrowed to Maturity)	3,000	3,469
Total Nebraska (Cost $12,491)		12,969

NEVADA 2.8%
Clark County, Fuel Tax, 5.125%, 7/1/16 (AMBAC Insured)	10,870	11,634
Clark County Airport, Las Vegas McCarran Int'l. Airport
4.75%, 7/1/22 (MBIA Insured)	2,970	3,016
Clark County IDRB, PCR
Nevada Power, 5.30%, 10/1/11	2,000	1,989
Southwest Gas, 5.45%, 3/1/38 (Tender 3/1/13)	5,000	5,159
Clark County School Dist., GO, 7.00%, 6/1/11 (MBIA Insured)	3,500	4,064
Las Vegas New Convention & Visitors Auth., 5.00%, 7/1/19
(AMBAC Insured)	5,000	5,292
Nevada, GO, 7.25%, 11/1/10 (Escrowed to Maturity)	3,050	3,065
Nevada Higher Ed.
5.00%, 7/1/27 (AMBAC Insured)	6,050	6,273
5.00%, 7/1/30 (AMBAC Insured)	5,000	5,160
Truckee Meadows Water Auth., 5.50%, 7/1/19 (FSA Insured)	2,500	2,703
Total Nevada (Cost $46,745)		48,355

NEW HAMPSHIRE 2.0%
New Hampshire Business Fin. Auth. PCR, Public Service
5.45%, 5/1/21 (MBIA Insured)	14,500	15,714
New Hampshire HEFA
Covenant Health Systems, 6.00%, 7/1/22	3,400	3,666
Dartmouth-Hitchcock Obligation Group, 5.50%, 8/1/27
(FSA Insured)	7,930	8,562
Elliot Hosp., 5.60%, 10/1/22	1,000	1,052
Wentworth-Douglas Hosp., 5.375%, 1/1/15 (MBIA Insured)	5,600	6,068
Total New Hampshire (Cost $32,840)		35,062

NEW JERSEY 2.1%
Essex County, GO, 5.00%, 6/1/09 (FSA Insured)	6,250	6,566
Garden State Preservation Trust, Space & Farmland
5.125%, 11/1/17 (FSA Insured)	10,000	10,968
Middlesex County PCR, Amerada Hess, 6.05%, 9/15/34	2,000	2,135
New Jersey Economic Dev. Auth.
Cigarette Tax, 5.625%, 6/15/19	2,500	2,646
Harrogate, 5.875%, 12/1/26	3,500	3,555
Motor Vehicle Surcharge, 5.25%, 7/1/31 (MBIA Insured)	5,000	5,297
New Jersey HFFA
Pascack Valley Hosp. Assoc.
6.50%, 7/1/23	3,000	3,078
6.625%, 7/1/36	3,000	3,071
Total New Jersey (Cost $36,379)		37,316

NEW MEXICO 0.9%
Jicarilla Apache Nation, 5.50%, 9/1/23	3,890	4,102
Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	2,725	2,849
Univ. of New Mexico Regents, Univ. of New Mexico Hosp.
5.00%, 7/1/32 (FSA Insured)	7,840	8,007
Total New Mexico (Cost $14,770)		14,958

NEW YORK 17.1%
Dormitory Auth. of the State of New York
City Univ.
5.75%, 7/1/13	10,000	11,037
5.75%, 7/1/18 (AMBAC Insured)	5,000	5,708
6.00%, 7/1/14	10,000	11,171
Mount Sinai NYU Health, 5.50%, 7/1/26	2,000	2,022
Personal Income Tax, 5.00%, 3/15/30	7,000	7,204
State Univ., 5.25%, 5/15/19	3,325	3,624
State Univ. Ed. Fac., 5.75%, 5/15/19 (Prerefunded 5/15/10†)
(FGIC Insured)	4,945	5,451
State Univ. of New York, 5.25%, 5/15/15 (AMBAC Insured)	3,600	3,927
Metropolitan Transportation Auth.
5.00%, 11/15/30	6,500	6,653
5.00%, 11/15/35	7,000	7,149
5.125%, 11/15/31	5,000	5,179
5.25%, 11/15/31	2,945	3,067
5.25%, 11/15/32	10,000	10,483
Commuter Fac., 5.75%, 7/1/21 (Prerefunded 1/1/08†)
(MBIA Insured)	12,750	13,548
New York City, GO
5.00%, 8/1/06	3,000	3,035
5.00%, 8/1/16	3,000	3,162
5.00%, 8/1/19	6,930	7,238
5.00%, 4/1/22	10,000	10,354
5.00%, 8/1/23	4,800	4,959
5.25%, 8/1/13	5,000	5,402
5.25%, 8/1/15	9,500	10,182
5.25%, 5/15/22	10,000	10,566
5.25%, 8/15/26	5,000	5,267
5.50%, 6/1/21	7,500	8,067
6.00%, 5/15/30	310	338
6.00%, 5/15/30 (Prerefunded 5/15/10†)	2,570	2,858
6.25%, 8/1/09	3,605	3,724
6.25%, 8/1/09 (Prerefunded 8/1/06†)	1,445	1,495
New York City Municipal Water Fin. Auth.
VRDN (Currently 3.07%) (MBIA Insured)	1,500	1,500
5.00%, 6/15/32	10,000	10,164
5.50%, 6/15/33	9,000	9,646
6.00%, 6/15/33 (Prerefunded 6/15/10†)	2,220	2,473
New York City Transitional Fin. Auth.
5.00%, 11/1/16	5,000	5,389
5.75%, 11/15/20 (Prerefunded 5/15/10†)	5,500	6,067
6.00%, 8/15/17 (Prerefunded 8/15/09†)	4,000	4,390
STEP, 5.25%, 2/1/29	16,640	17,698
New York Liberty Dev. Corp., Goldman Sachs Group
5.25%, 10/1/35	9,500	10,447
New York State Environmental Fac. Corp. PCR
6.90%, 11/15/15	215	218
New York State Mortgage Agency, Single Family, 5.70%, 4/1/16	4,090	4,243
New York State Thruway Auth., 5.50%, 3/15/20
(Prerefunded 3/15/12†)	3,000	3,310
New York State Urban Dev. Corp., 5.50%, 7/1/26	10,000	10,310
Niagra Falls New York City School Dist., COP, 5.00%, 6/15/22
(FSA Insured)	3,770	3,942
Tobacco Settlement Fin. Corp., 5.25%, 6/1/20 (AMBAC Insured)	5,000	5,348
Triborough Bridge & Tunnel Auth.
General Purpose
5.25%, 1/1/28 (Prerefunded 1/1/22†)	10,000	11,169
5.50%, 1/1/17 (Escrowed to Maturity)	18,275	20,447
Total New York (Cost $281,904)		299,631

NORTH CAROLINA 1.5%
North Carolina, GO, VRDN (Currently 3.07%)	960	960
North Carolina Eastern Municipal Power Agency
5.30%, 1/1/15	1,000	1,060
5.375%, 1/1/16	2,000	2,125
6.70%, 1/1/19	3,965	4,358
7.50%, 1/1/10	4,330	4,861
7.50%, 1/1/10 (Escrowed to Maturity)	4,650	5,332
North Carolina Municipal Power Agency #1
Catawba Electric
5.50%, 1/1/13	2,250	2,435
6.50%, 1/1/20	4,500	4,919
Total North Carolina (Cost $24,247)		26,050

OHIO 2.5%
Cuyahoga County Hosp., Cleveland Clinic Obligation Group
6.00%, 1/1/32	7,600	8,320
Hamilton, Electric, 4.70%, 10/15/25 (FSA Insured)	5,100	5,146
Montgomery County Hosp., Catholic Health Initiatives
6.00%, 12/1/19	3,190	3,466
6.00%, 12/1/19 (Escrowed to Maturity)	3,310	3,656
Ohio Air Quality Dev. Auth., Ohio Edison, 3.35%, 6/1/33
(Tender 6/1/06)	3,000	2,994
Ohio Air Quality Dev. Auth., PCR, Dayton Power & Light
4.80%, 1/1/34 (FGIC Insured)	15,000	15,011
Ohio State Univ., 5.25%, 6/1/17 (Tender 12/1/16)	5,000	5,391
Total Ohio (Cost $42,941)		43,984

OKLAHOMA 1.0%
Jackson County Memorial Hosp. Auth., 7.30%, 8/1/15	1,875	1,905
Oklahoma Capital Improvement Auth., Higher Ed., 5.00%, 7/1/17
(AMBAC Insured)	7,860	8,416
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	2,700	2,224
Tulsa County Home Fin. Auth., Single Family
6.90%, 8/1/10 (Escrowed to Maturity) (FGIC Insured)	4,250	4,834
Total Oklahoma (Cost $16,569)		17,379

OREGON 0.3%
Oregon Housing & Community Services Dept., Single Family
6.00%, 7/1/20	2,040	2,071
Umatilla County Hosp. Fac. Auth., Catholic Health Initiatives
5.50%, 3/1/22	955	1,021
5.50%, 3/1/22 (Escrowed to Maturity)	1,255	1,363
Total Oregon (Cost $4,233)		4,455

PENNSYLVANIA 1.9%
Allegheny County Hosp. Dev. Auth., West Penn Allegheny Health
9.25%, 11/15/22	3,000	3,580
Berks County Municipal Auth.
Reading Hosp. & Medical Center
Muni Auction Rate (Currently 2.85%)	1,200	1,200
Muni Auction Rate (Currently 2.85%) (AMBAC Insured)	2,425	2,425
Chester County HEFA, Jefferson Health System, 5.375%, 5/15/27	6,500	6,689
Cumberland County Municipal Auth., Wesley Affiliated Services
7.125%, 1/1/25	3,000	3,269
Pennsylvania Turnpike Commission
5.25%, 12/1/32 (AMBAC Insured)	7,500	7,975
5.50%, 7/15/33 (Prerefunded 7/15/11†) (AMBAC Insured)	3,500	3,857
Saint Mary Hosp. Auth., Catholic Health East, 5.375%, 11/15/34	1,350	1,402
West Shore Area Auth., Holy Spirit Hosp., 6.20%, 1/1/26	3,250	3,483
Total Pennsylvania (Cost $30,914)		33,880

SOUTH CAROLINA 3.8%
Connector 2000 Assoc.
Zero Coupon, 1/1/09	2,700	1,624
Zero Coupon, 1/1/10	3,400	2,402
Zero Coupon, 1/1/11	2,200	798
Zero Coupon, 1/1/29	20,500	2,861
Georgetown County PCR, Int'l. Paper, 5.70%, 4/1/14	4,000	4,210
Medical Univ. Hosp. Auth., 5.00%, 8/15/31 (MBIA Insured)	19,145	19,495
Piedmont Municipal Power Agency
6.50%, 1/1/14 (Escrowed to Maturity) (FGIC Insured)	500	588
6.50%, 1/1/14 (FGIC Insured)	3,000	3,507
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
5.625%, 11/15/30	4,000	4,191
South Carolina Public Service Auth.
5.875%, 1/1/23 (Prerefunded 1/1/06†) (FGIC Insured)	8,030	8,209
6.25%, 1/1/22 (Prerefunded 1/1/06†) (AMBAC Insured)	17,750	18,151
Total South Carolina (Cost $67,527)		66,036

SOUTH DAKOTA 0.6%
South Dakota HEFA
Sioux Valley Hosp.
VRDN (Currently 4.85%) (Tender 5/1/06)	5,000	5,027
5.25%, 11/1/27	2,000	2,069
5.50%, 11/1/31	3,000	3,166
Total South Dakota (Cost $10,113)		10,262

TENNESSEE 1.1%
Chattanooga Health Ed. & Housing Fac. Board
CDFI Phase 1, 5.00%, 10/1/15	1,485	1,515
Chattanooga Memorial Hosp.
6.625%, 9/1/07 (Escrowed to Maturity) (MBIA Insured)	2,950	3,114
6.625%, 9/1/08 (Escrowed to Maturity) (MBIA Insured)	3,150	3,416
Metropolitan Nashville & Davidson Counties, Water & Sewer
STEP, 7.70%, 1/1/12 (FGIC Insured)	6,250	7,324
Shelby County Health Ed. & Housing Board, Bonheur
5.50%, 8/15/12 (Escrowed to Maturity) (MBIA Insured)	4,000	4,282
Total Tennessee (Cost $18,339)		19,651

TEXAS 7.3%
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement System
Obligation Group, 7.00%, 11/15/33	3,500	3,775
Amarillo Health Fac. Dev. Corp., Sears, 7.75%, 8/15/26
(Prerefunded 8/15/06†)	5,000	5,251
Austin, Water & Wastewater, 5.125%, 5/15/27 (FSA Insured)	10,955	11,274
Brazos River Auth. PCR, Centerpoint Energy, 7.75%, 12/1/18	4,000	4,391
Cass County IDC, PCR, Int'l. Paper, 4.80%, 3/1/25	1,780	1,721
Dallas Independent School Dist., 5.00%, 8/15/29	5,000	5,149
Denison Hosp. Auth., Texoma Medical Center, 7.00%, 8/15/14	3,935	3,977
Harris County Health Fac. Dev. Corp.
5.375%, 2/15/26 (Prerefunded 8/15/11†)	5,500	5,946
6.375%, 6/1/29 (Prerefunded 6/1/11†)	4,000	4,536
Texas Childrens Hosp.
VRDN (Currently 3.00%) (MBIA Insured)	600	600
5.25%, 10/1/19	5,000	5,174
Harris County Hosp. Dist., 7.40%, 2/15/10 (Escrowed to Maturity)
(AMBAC Insured)	350	369
Houston
6.40%, 6/1/27	4,250	4,590
Water & Sewer
5.25%, 5/15/25 (MBIA Insured)	5,605	5,959
5.75%, 12/1/18 (Prerefunded 12/1/12†) (AMBAC Insured)	3,000	3,361
Houston, GO, 5.50%, 3/1/18 (FSA Insured)	2,750	2,960
Houston Airport System, 5.50%, 7/1/19 (FSA Insured)	2,000	2,163
Houston Higher Ed. Fin. Corp., Rice Univ., 5.375%, 11/15/29	11,450	12,127
Houston Independent School Dist., 5.00%, 7/15/20
(Prerefunded 7/15/11†) (FSA Insured)	3,000	3,200
Lower Colorado River Auth., 6.00%, 5/15/12 (FSA Insured)	6,095	6,617
Sabine River Auth., PCR
TXU Energy
5.50%, 5/1/22 (Tender 11/1/11)	4,580	4,864
5.80%, 7/1/22	1,500	1,601
6.15%, 8/1/22	2,850	3,108
Tarrant County Health Fac. Dev. Corp., Baylor Health Care
5.375%, 11/15/21	4,000	4,209
Texas, GO, 5.00%, 4/1/09	6,000	6,287
Texas A&M Univ.
5.375%, 5/15/16	1,660	1,782
5.375%, 5/15/16 (Prerefunded 5/15/11†)	3,090	3,349
5.375%, 5/15/18	900	964
5.375%, 5/15/18 (Prerefunded 5/15/11†)	1,670	1,810
Texas Dept. of Housing & Community Affairs, Asmara
6.40%, 1/1/27 (Prerefunded 1/1/07†)	5,820	6,123
Total Texas (Cost $119,814)		127,237

VIRGINIA 2.5%
Fairfax County, COP, 6.10%, 4/15/32	10,000	11,253
Fairfax County Water Auth.
6.00%, 4/1/22	3,835	4,035
6.00%, 4/1/22 (Prerefunded 4/1/07†)	3,815	4,023
Fredericksburg IDA, Medicorp Health, 5.25%, 6/15/27	2,750	2,814
Greater Richmond Convention Center, 6.125%, 6/15/29
(Prerefunded 6/15/10†)	8,550	9,523
James City & County IDA, Williamsburg Landing, 6.125%, 3/1/32	2,000	2,088
Loudoun County IDA, Falcons Landing, 6.00%, 8/1/24	2,500	2,626
Tobacco Settlement Fin. Corp., 4.00%, 6/1/13	2,400	2,386
Virginia Transportation Board, 5.25%, 5/15/20
(Prerefunded 5/15/11†)	4,620	4,997
Total Virginia (Cost $41,303)		43,745

WASHINGTON 5.1%
Chelan County Public Utility Dist. #1, Rock Island Hydro
Zero Coupon, 6/1/18 (MBIA Insured)	10,100	5,581
Energy Northwest, Public Power Supply, 5.25%, 7/1/16
(FSA Insured)	3,000	3,136
King County Public Hosp. Dist. #1, Valley Medical Center
5.75%, 9/1/20 (AMBAC Insured)	10,950	12,567
Port of Seattle, 5.50%, 2/1/26 (MBIA Insured)	6,000	6,374
Snohomish County Housing Auth., Millwood Estates
5.50%, 6/1/29	3,750	3,789
Tacoma Solid Waste Utility, 5.50%, 12/1/17 (AMBAC Insured)	12,080	12,640
Washington, Motor Vehicle Fuel Tax, 6.625%, 1/1/25
(Prerefunded 1/1/10†)	6,100	6,820
Washington, GO
Zero Coupon, 12/1/27 (AMBAC Insured)	4,665	1,564
Zero Coupon, 12/1/28 (AMBAC Insured)	4,760	1,508
Zero Coupon, 12/1/29 (AMBAC Insured)	4,710	1,409
VRDN (Currently 3.07%) (MBIA Insured)	3,395	3,395
VRDN (Currently 3.07%) (MBIA Insured)	5,500	5,500
5.00%, 1/1/25 (AMBAC Insured)	5,000	5,207
5.00%, 1/1/28 (AMBAC Insured)	5,000	5,154
5.70%, 10/1/15	14,000	15,513
Total Washington (Cost $84,328)		90,157

WEST VIRGINIA 1.0%
Mason County, PCR, Appalachian Power, 5.50%, 10/1/22	8,000	8,147
West Virginia Building Commission, GO, Court Fees
5.375%, 7/1/18 (AMBAC Insured)	2,915	3,220
West Virginia Hosp. Fin. Auth., Oak Hill Hosp., 6.75%, 9/1/22
(Prerefunded 9/1/10†)	5,000	5,717
Total West Virginia (Cost $15,949)		17,084

WISCONSIN 0.7%
Wisconsin HEFA
Froedert & Community Health
5.625%, 10/1/14	1,000	1,066
5.625%, 10/1/15	1,100	1,169
5.625%, 10/1/17	3,725	3,935
United Health Group / Thedacare, 5.50%, 12/15/16
(MBIA Insured)	6,540	6,892
Total Wisconsin (Cost $12,314)		13,062

Total Investments in Securities
100.9% of Net Assets (Cost $1,673,833)		$1,767,963

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non-income producing
†	Used in determining portfolio maturity
AMBAC	AMBAC Assurance Corp.
CDA	Community Development Administration/Authority
COP	Certificates of Participation
EFA	Educational Facility Authority
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance Inc.
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Bond
IDC	Industrial Development Corp.
IDRB	Industrial Development Revenue Bond
MBIA	MBIA Insurance Corp.
PCR	Pollution Control Revenue
PFA	Public Finance Authority
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TAN	Tax Anticipation Note
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Note
VRDN	Variable-Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Free Income Fund
Unaudited	November 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2005, the cost of investments for federal income tax purposes was $1,671,929,000. Net unrealized gain aggregated $96,034,000 at period-end, of which $103,594,000 related to appreciated investments and $7,560,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Income Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	January 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	January 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 24, 2006